Schedule of Investments (unaudited) September 30, 2023	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 4.1%
Black Belt Energy Gas District, RB(a)
Series C-1, 5.25%, 02/01/53	$13,790	$13,948,420
Series F, 5.50%, 11/01/53	1,825	1,857,370
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	8,585	8,039,792
Chelsea Park Cooperative District, SAB, 5.00%, 05/01/48	925	774,991
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	5,620	5,933,787
MidCity Improvement District, SAB
3.88%, 11/01/27	130	122,371
4.25%, 11/01/32	350	300,663
4.50%, 11/01/42	745	570,473
4.75%, 11/01/49	795	596,858
Southeast Energy Authority A Cooperative District, RB, Series B-1, 5.00%, 05/01/53(a)	21,645	21,580,736
Stadium Trace Village Improvement District, RB, 3.63%, 03/01/36	3,670	3,046,012
Sumter County Industrial Development Authority, RB, AMT, 6.00%, 07/15/52(a)	4,830	3,347,968
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	1,110	960,696

		61,080,137

Arizona — 2.3%
Arizona Industrial Development Authority, RB
5.00%, 07/01/45(b)	1,135	951,896
7.10%, 01/01/55(b)	4,540	4,534,189
5.00%, 07/01/55(b)	1,215	982,933
Series A, 5.00%, 12/15/39(b)	150	131,872
Series A, 5.00%, 07/01/49(b)	1,440	1,195,224
Series A, 5.00%, 07/15/49	675	582,913
Series A, 5.00%, 12/15/49(b)	345	285,791
Series A, 5.00%, 07/01/54(b)	1,110	904,523
Series B, 5.13%, 07/01/47(b)	420	367,594
Series B, 5.25%, 07/01/51(b)	570	501,480
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.00%, 07/01/26	480	473,080
Series A, 5.50%, 07/01/52	2,970	2,533,178
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	1,365	1,083,330
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 6.75%, 07/01/44(b)	810	815,508
Industrial Development Authority of the County of Pima, RB
5.13%, 07/01/39	700	597,045
5.25%, 07/01/49	870	703,345
Industrial Development Authority of the County of Pima, Refunding RB(b)
4.00%, 06/15/51	6,995	4,884,133
5.00%, 07/01/56	1,270	1,022,424
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(b)	1,340	1,168,430
Maricopa County Industrial Development Authority, RB
5.25%, 10/01/40(b)	1,255	1,197,092

Security	Par (000)	Value

Arizona (continued)
Maricopa County Industrial Development Authority, RB (continued)
5.50%, 10/01/51(b)	$1,255	$1,167,002
Series A, 3.00%, 09/01/51	2,995	1,975,074
AMT, 4.00%, 10/15/47(b)	7,175	5,758,038

		33,816,094

Arkansas — 2.4%
Arkansas Development Finance Authority, RB
12.00%, 07/01/48(b)	7,700	7,786,109
AMT, 6.88%, 07/01/48(b)	3,600	3,596,706
AMT, 5.70%, 05/01/53	2,040	1,951,523
Series A, AMT, 4.50%, 09/01/49(b)	7,990	7,269,494
Series A, AMT, 4.75%, 09/01/49(b)	17,005	15,739,488

		36,343,320

California — 3.3%
California Municipal Finance Authority, ARB, AMT,
Senior Lien, 4.00%, 12/31/47	2,560	2,043,328
California Municipal Finance Authority, RB
Series A, 5.50%, 08/01/34(b)	250	240,330
Series A, 6.00%, 08/01/44(b)	655	626,723
Series A, 3.00%, 02/01/46	1,200	790,901
Series A, 6.13%, 08/01/49(b)	570	550,973
California Municipal Finance Authority, Refunding RB, Series A, 3.00%, 11/01/48	2,000	1,285,020
California Statewide Communities Development Authority, SAB, Series 2021-A, 4.00%, 09/02/51	1,985	1,422,356
California Statewide Financing Authority, RB, Series L, 0.00%, 06/01/55(b)(c)	65,000	3,160,820
City of Los Angeles Department of Airports, Refunding ARB, AMT, 5.25%, 05/15/47	8,000	8,215,016
CMFA Special Finance Agency I, RB, M/F Housing, Series A, 4.00%, 04/01/56(b)	9,320	5,956,170
CMFA Special Finance Agency VIII, RB, M/F Housing, Series A-1, 3.00%, 08/01/56(b)	2,225	1,326,055
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(b)	1,845	1,359,918
CSCDA Community Improvement Authority, RB, M/F Housing(b)
2.80%, 03/01/47	1,435	974,341
3.13%, 07/01/56	3,670	2,182,729
4.00%, 07/01/56	1,660	1,071,168
4.00%, 10/01/56	1,230	935,120
4.00%, 07/01/58	1,405	886,229
Series A, 5.00%, 01/01/54	1,050	761,002
Series A, 3.00%, 09/01/56	5,550	3,347,488
Series B, 4.00%, 07/01/58	1,585	1,018,955
Mezzanine Lien, 4.00%, 03/01/57	2,465	1,606,334
Mezzanine Lien, 4.00%, 06/01/57	1,130	722,343
Series B, Mezzanine Lien, 4.00%, 12/01/59	4,645	2,724,850
Series B, Sub Lien, 4.00%, 12/01/59	2,380	1,443,856
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	4,415	382,962
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, 6.75%, 07/01/61(b)(d)	4,420	1,661,774

1

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Francisco City & County Redevelopment Agency Successor Agency, ST, CAB, Series C, 0.00%, 08/01/43(c)	$3,000	$824,544
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB(b)(c)
Series D, 0.00%, 08/01/26	580	509,590
Series D, 0.00%, 08/01/31	1,155	794,505

		48,825,400

Colorado — 4.9%
9th Avenue Metropolitan District No. 2, GO, 5.00%, 12/01/48	1,564	1,272,585
Aurora Crossroads Metropolitan District No. 2, GO
Series A, 5.00%, 12/01/40	1,000	854,714
Series A, 5.00%, 12/01/50	500	397,433
Aviation Station North Metropolitan District No. 2, GO
Series A, 5.00%, 12/01/39	750	659,962
Series A, 5.00%, 12/01/48	1,350	1,105,541
Banning Lewis Ranch Metropolitan District No. 8, GO, 4.88%, 12/01/51(b)	2,335	1,661,197
Bromley Park Metropolitan District No. 2, Refunding GO, Series B, Subordinate, 6.38%, 12/15/47	937	796,558
Cascade Ridge Metropolitan District, GO, 5.00%, 12/01/51	3,000	2,339,589
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	820	676,404
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/47	5,875	5,038,253
Series A, AMT, 4.13%, 11/15/53	3,225	2,692,291
Clear Creek Transit Metropolitan District No. 2, GO
Series A, 5.00%, 12/01/41	575	501,250
Series A, 5.00%, 12/01/50	1,000	799,247
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	780	791,903
5.25%, 11/01/52	1,630	1,593,108
Series A, 5.00%, 05/15/35	1,255	1,004,948
Series A, 5.00%, 05/15/44	1,415	979,155
Series A, 5.00%, 05/15/49	2,175	1,433,327
Constitution Heights Metropolitan District, Refunding GO, 5.00%, 12/01/49	1,260	1,015,356
Eagle Brook Meadows Metropolitan District No. 3, GO, Series 2021, 5.00%, 12/01/51	1,600	1,284,628
Fitzsimons Village Metropolitan District No. 3, Refunding GO
Series A-1, 4.00%, 12/01/26	800	754,787
Series A-1, 4.00%, 12/01/41	1,500	1,071,739
Series A-1, 4.25%, 12/01/55	3,095	1,924,245
Four Corners Business Improvement District, GO,
6.00%, 12/01/52	2,000	1,667,256
Green Valley Ranch East Metropolitan District No. 6, GO, Series A, 5.88%, 12/01/50	2,615	2,348,393
Greenways Metropolitan District No. 1, GO, Series A, 4.63%, 12/01/51	1,580	1,046,169
Home Place Metropolitan District, GO, Series A,
5.75%, 12/01/50	2,345	1,900,951
Horizon Metropolitan District No. 2, GO, 4.50%, 12/01/51(b)	1,675	1,096,758

Security	Par (000)	Value

Colorado (continued)
Jefferson Center Metropolitan District No. 1, RB
Series A-2, 4.13%, 12/01/40	$580	$468,759
Series A-2, 4.38%, 12/01/47	1,000	778,447
Karl’s Farm Metropolitan District No. 2, GO(b)
Series A, 5.38%, 12/01/40	515	434,895
Series A, 5.63%, 12/01/50	1,350	1,070,388
Lanterns Metropolitan District No. 2, GO, Series A,
4.50%, 12/01/50	1,810	1,230,227
Longs Peak Metropolitan District, GO, 5.25%, 12/01/51(b)	5,000	3,973,953
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	2,640	1,919,529
North Holly Metropolitan District, GO, Series A,
5.50%, 12/01/48	760	662,893
North Range Metropolitan District No. 3, GO,
Series A, 5.25%, 12/01/50	1,000	833,761
Palisade Metropolitan District No. 2, GO, Subordinate, 7.25%, 12/15/49	2,825	2,455,777
Palisade Park West Metropolitan District, GO,
Series A, 5.13%, 12/01/49	1,500	1,233,105
Pomponio Terrace Metropolitan District, GO, Series A, 5.00%, 12/01/49	1,450	1,177,873
Prairie Farm Metropolitan District, GO, Series A,
5.25%, 12/01/48	1,240	1,072,155
Pronghorn Valley Metropolitan District, GO, Series A, 4.00%, 12/01/51	1,300	868,416
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	3,045	2,049,163
Reunion Metropolitan District, RB, Series A, 3.63%, 12/01/44	1,516	1,024,817
Sky Ranch Community Authority Board, RB, Series A, 5.75%, 12/01/52	1,500	1,329,714
Southlands Metropolitan District No. 1, Refunding GO
Series A-1, 5.00%, 12/01/37	1,115	1,028,463
Series A-1, 5.00%, 12/01/47	3,085	2,651,909
Sterling Ranch Community Authority Board, RB,
Series B, Subordinate, 7.13%, 12/15/50	741	670,366
Thompson Crossing Metropolitan District No. 4, Refunding GO
5.00%, 12/01/39	1,400	1,241,783
5.00%, 12/01/49	1,480	1,224,696
Timberleaf Metropolitan District, GO, Series A, 5.75%, 12/01/50	1,730	1,402,407
Waters’ Edge Metropolitan District No. 2, GO, 5.00%, 12/01/51	2,595	2,018,079
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%, 12/01/48	800	685,524
Wild Plum Metropolitan District, GO, Series A, 5.00%, 12/01/24(e)	595	602,793

		72,817,639

Connecticut(b) — 0.4%
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/45	2,045	1,638,945

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45	$3,735	$3,641,524
Mohegan Tribe of Indians of Connecticut, RB,
Series A, AMT, 6.75%, 02/01/45	963	891,840

		6,172,309

Delaware — 0.3%
Affordable Housing Opportunities Trust, RB,
Series AH-01, Class B, 6.88%, 05/01/39(b)(f)	3,634	3,185,299
County of Kent District of Columbia, RB, 5.00%, 07/01/53	1,000	876,168

		4,061,467

District of Columbia — 1.9%
District of Columbia Tobacco Settlement Financing Corp., RB(c)
Series A, 0.00%, 06/15/46	40,740	8,323,997
Series B, 0.00%, 06/15/46	43,620	7,988,305
Series C, 0.00%, 06/15/55	88,900	7,288,556
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	375	385,104
District of Columbia, RB, Series A, AMT, 5.50%, 02/28/37	880	926,632
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Lien, (AGC), 0.00%, 10/01/30(c)	3,005	2,285,110
Series B, Subordinate, 4.00%, 10/01/49	2,170	1,805,722

		29,003,426

Florida — 12.2%
Artisan Lakes East Community Development District, SAB
Series 2021-1, 3.13%, 05/01/41	475	331,857
Series 2021-1, 4.00%, 05/01/51	450	318,044
Series 2021-2, 3.13%, 05/01/41(b)	510	356,309
Series 2021-2, 4.00%, 05/01/52(b)	550	385,706
Avenir Community Development District, SAB, 5.63%, 05/01/54	1,940	1,801,740
Babcock Ranch Community Independent Special District, SAB
Series 2022, 5.00%, 05/01/42	1,570	1,440,169
Series 2022, 5.00%, 05/01/53	1,175	1,002,786
Boggy Branch Community Development District, SAB, 4.00%, 05/01/51	1,365	1,000,574
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,135	1,044,601
Brevard County Health Facilities Authority, Refunding RB
4.00%, 11/15/45(b)	4,040	2,988,323
4.00%, 11/15/55(b)	5,960	4,069,321
Series A, 5.00%, 04/01/52	10,000	9,717,750
Buckhead Trails Community Development District, SAB
Series 2022, 5.63%, 05/01/42	740	727,568
Series 2022, 5.75%, 05/01/52	495	476,085
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	2,275	2,114,624
Capital Trust Agency, Inc., RB
4.50%, 01/01/35(b)	2,250	1,895,233
5.00%, 01/01/55(b)	6,820	4,947,051
4.88%, 06/15/56(b)	6,670	4,782,824
Series A, 5.00%, 06/15/49(b)	500	390,615

Security	Par (000)	Value

Florida (continued)
Capital Trust Agency, Inc., RB (continued)
Series A, 5.00%, 12/15/49	$300	$264,623
Series A, 5.75%, 06/01/54(b)	1,925	1,483,016
Series A, 5.00%, 12/15/54	260	225,180
Series B, 0.00%, 01/01/35(c)	3,260	1,446,084
Series B, 0.00%, 01/01/60(c)	64,500	3,580,975
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(b)(c)	107,770	6,117,564
Celebration Pointe Community Development District No. 1, SAB
4.75%, 05/01/24	85	84,831
5.00%, 05/01/34	1,180	1,118,760
Charles Cove Community Development District, SAB
3.25%, 05/01/25	255	250,369
3.75%, 05/01/30	360	337,757
4.25%, 05/01/40	975	825,192
4.38%, 05/01/50	1,505	1,182,050
Charlotte County Industrial Development Authority, RB(b)
AMT, 5.00%, 10/01/49	3,040	2,674,680
AMT, 4.00%, 10/01/51	3,150	2,316,951
Collier County Industrial Development Authority, Refunding RB, Series A, 8.13%, 05/15/44(b)(g)(h)	370	16,280
County of Lake Florida, RB(b)
5.00%, 01/15/39	550	485,689
5.00%, 01/15/49	825	684,286
County of Osceola Florida Transportation Revenue, Refunding RB, Series A-1, 4.00%, 10/01/54	2,500	2,038,415
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/49	1,770	395,671
Series A-2, 0.00%, 10/01/51	5,125	1,160,930
Elevation Pointe Community Development District, SAB
Series A-1, 4.40%, 05/01/42	700	578,869
Series A-1, 4.60%, 05/01/52	1,090	850,938
Series A-2, 4.40%, 05/01/32	2,200	1,991,926
Escambia County Health Facilities Authority, Refunding RB
(AGM), 3.00%, 08/15/50	10,000	6,583,290
4.00%, 08/15/50	6,530	5,093,511
Florida Development Finance Corp., RB
5.00%, 06/15/41(b)	1,245	992,240
5.00%, 06/15/51(b)	1,190	881,794
5.25%, 06/01/55(b)	2,830	2,132,150
6.50%, 06/30/57(b)	1,515	1,343,434
Series A, 5.75%, 06/15/29(b)	695	684,766
Series A, 6.00%, 06/15/34(b)	835	826,130
Series A, 4.00%, 06/15/52	2,875	2,122,219
Series A, 5.00%, 06/15/56	1,525	1,292,131
Series A, 5.13%, 06/15/55(b)	10,455	7,791,798
Series B, 4.50%, 12/15/56(b)	5,945	3,971,004
Series C, 5.75%, 12/15/56(b)	2,030	1,524,981
AMT, 5.00%, 05/01/29(b)	3,550	3,249,723
AMT, 3.00%, 06/01/32	665	504,864
AMT, 6.13%, 07/01/32(a)(b)	5,000	4,955,055
Florida Development Finance Corp., Refunding RB(b)
4.00%, 06/01/46	1,700	1,084,439
Class A, 4.00%, 06/01/36	2,110	1,577,451
Class A, 4.00%, 06/01/55	2,750	1,602,926

3

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Gracewater Sarasota Community Development District, SAB, 4.00%, 05/01/52	$1,000	$701,275
Grand Oaks Community Development District, SAB
4.25%, 05/01/40	915	785,886
4.50%, 05/01/52	1,015	819,629
Hills of Minneola Community Development District, SAB(b)
4.00%, 05/01/40	1,025	834,171
4.00%, 05/01/50	1,500	1,089,956
Lakewood Ranch Stewardship District, SAB
4.25%, 05/01/25	55	54,503
4.25%, 05/01/26	110	108,549
4.95%, 05/01/29(b)	580	573,757
2.70%, 05/01/31	205	178,043
4.88%, 05/01/35	265	246,914
3.75%, 05/01/39(b)	570	457,777
5.50%, 05/01/39(b)	530	512,815
3.75%, 05/01/40	525	405,652
3.00%, 05/01/41	155	106,471
4.88%, 05/01/45	530	453,682
5.13%, 05/01/46	835	746,227
5.65%, 05/01/48(b)	875	818,002
4.00%, 05/01/49(b)	355	261,812
3.90%, 05/01/50	525	365,952
4.00%, 05/01/52	680	478,348
Series 1A, 4.25%, 05/01/28	535	521,964
Series 1A, 5.00%, 05/01/38	1,175	1,076,199
Series 1A, 5.10%, 05/01/48	2,545	2,180,016
Series 1B, 4.75%, 05/01/29	955	938,402
Series 1B, 5.30%, 05/01/39	1,090	1,032,525
Series 1B, 5.45%, 05/01/48	1,930	1,755,762
Laurel Road Community Development District, SAB
Series A-1, 2.60%, 05/01/26	185	177,966
Series A-1, 3.00%, 05/01/31	250	220,486
Series A-1, 3.25%, 05/01/41	1,010	719,326
Series A-1, 4.00%, 05/01/52	1,155	809,973
Series A-2, 3.13%, 05/01/31	1,525	1,288,009
Miami-Dade County Industrial Development Authority, RB, 5.00%, 01/15/48	1,405	1,235,490
Midtown Miami Community Development District, Refunding SAB
Series A, 5.00%, 05/01/29	1,745	1,710,030
Series A, 5.00%, 05/01/37	890	829,411
Mirada II Community Development District, SAB
3.13%, 05/01/31	495	438,019
4.00%, 05/01/51	1,485	1,071,730
North River Ranch Community Development District, SAB
Series A-1, 4.00%, 05/01/40	845	692,695
Series A-1, 4.25%, 05/01/51	1,430	1,091,755
Series A-2, 4.20%, 05/01/35	700	599,073
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	4,310	3,495,850
Poitras East Community Development District, SAB
5.00%, 05/01/43	460	407,456
5.25%, 05/01/52	1,650	1,430,047
Sandridge Community Development District, SAB
Series A1, 3.88%, 05/01/41	615	478,957

Security	Par (000)	Value

Florida (continued)
Sandridge Community Development District, SAB (continued)
Series A1, 4.00%, 05/01/51	$600	$425,960
Sawyers Landing Community Development District, SAB
4.13%, 05/01/41	530	408,735
4.25%, 05/01/53	3,520	2,466,932
Seminole County Industrial Development Authority, Refunding RB, 5.75%, 11/15/54	2,420	1,747,741
Somerset Community Development District, Refunding SAB
4.00%, 05/01/32	515	490,609
4.20%, 05/01/37	665	576,064
South Broward Hospital District, RB
(BAM-TCRS), 3.00%, 05/01/51	415	281,764
Series A, 3.00%, 05/01/51	4,205	2,669,035
Southern Groves Community Development District No. 5, SAB
3.38%, 05/01/25	100	97,904
4.00%, 05/01/30	175	163,211
4.30%, 05/01/40	825	670,661
4.50%, 05/01/46	600	462,785
Tolomato Community Development District, Refunding SAB
Series 2015-2, 6.61%, 05/01/40(d)	125	112,316
Series A-2, 4.25%, 05/01/37	910	782,443
Tolomato Community Development District, SAB,
Series 2015-3, 6.61%, 05/01/40(g)(h)	135	1
Trout Creek Community Development District, SAB
5.38%, 05/01/38	670	648,752
5.50%, 05/01/49	1,695	1,571,136
V-Dana Community Development District, SAB(b)
3.00%, 05/01/25	155	151,592
3.50%, 05/01/31	525	479,718
4.00%, 05/01/40	750	603,476
4.00%, 05/01/51	1,200	848,118
Viera East Community Development District, Refunding SAB, 5.00%, 05/01/26	490	490,047
Viera Stewardship District, SAB, Series 2021, 4.00%, 05/01/53	1,710	1,210,102
Village Community Development District No. 14, SAB
5.38%, 05/01/42	3,365	3,372,686
5.50%, 05/01/53	2,510	2,456,826
Village Community Development District No. 15, SAB,
5.25%, 05/01/54(b)	1,040	946,797
West Villages Improvement District, SAB
4.25%, 05/01/29	400	386,656
4.75%, 05/01/39	885	796,746
5.00%, 05/01/50	1,415	1,213,385
Windward at Lakewood Ranch Community Development District, SAB
3.25%, 05/01/27	495	476,526
3.63%, 05/01/32	775	693,629
4.00%, 05/01/42	680	532,003
4.25%, 05/01/52	800	587,487

		181,138,527

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia — 2.4%
Atlanta Urban Redevelopment Agency, RB, 3.88%, 07/01/51(b)	$2,805	$2,133,850
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	3,135	2,665,838
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	875	722,656
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(e)	555	567,434
Main Street Natural Gas, Inc., RB, Series B, 5.00%, 12/01/52(a)	18,800	18,679,887
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	4,150	3,469,151
Series A, 5.00%, 01/01/49	5,235	5,063,255
Series A, 5.00%, 07/01/52	2,765	2,642,795

		35,944,866

Idaho — 0.4%
Idaho Health Facilities Authority, Refunding RB
3.50%, 09/01/33	375	303,566
5.00%, 09/01/37	1,000	921,665
Idaho Housing & Finance Association, RB(b)
Series A, 6.00%, 07/01/39	370	362,454
Series A, 6.00%, 07/01/49	595	567,284
Series A, 6.00%, 07/01/54	570	538,261
Series A, 6.95%, 06/15/55	1,540	1,543,088
Series C, 5.00%, 12/01/46	1,000	903,252
Power County Industrial Development Corp., RB, AMT, 6.45%, 08/01/32	265	265,295

		5,404,865

Illinois — 3.1%
Chicago Board of Education, GO, Series A, 5.00%, 12/01/40	3,015	2,826,131
Chicago Board of Education, Refunding GO
Series B, 4.00%, 12/01/35	655	589,686
Series B, 4.00%, 12/01/41	4,905	4,005,335
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	5,550	5,396,298
City of Chicago Illinois, Refunding GO, Series B,
4.00%, 01/01/37	6,469	5,734,775
Illinois Finance Authority, Refunding RB
6.00%, 02/01/34	335	326,270
6.13%, 02/01/45	790	748,147
Series A, 3.00%, 08/15/48	6,350	4,231,621
Series A, 5.00%, 05/15/56	815	590,768
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/46	4,640	4,711,786
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	9,695	7,928,668
State of Illinois, GO
5.50%, 05/01/30	1,235	1,327,348
5.50%, 05/01/39	2,460	2,537,399
Series A, 4.00%, 03/01/39	5,595	5,015,554

		45,969,786

Indiana — 0.4%
City of Valparaiso Indiana, RB AMT, 6.75%, 01/01/34	525	526,786

Security	Par (000)	Value

Indiana (continued)
City of Valparaiso Indiana, RB (continued) AMT, 7.00%, 01/01/44	$1,270	$1,274,555
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)(g)(h)	2,325	1,923,008
Indiana Finance Authority, RB, Series A, AMT, 6.75%, 05/01/39	2,785	2,965,100

		6,689,449

Iowa — 0.2%
Iowa Finance Authority, RB, Series A, 5.00%, 05/15/48	2,360	1,691,377
Iowa Higher Education Loan Authority, Refunding RB, 5.50%, 11/01/51	1,000	844,229

		2,535,606

Kansas — 0.2%
City of Prairie Village Kansas, Refunding TA
2.88%, 04/01/30	565	485,800
3.13%, 04/01/36	1,000	778,664
City of Shawnee Kansas, RB(b)
5.00%, 08/01/41	770	665,844
5.00%, 08/01/56	1,900	1,464,978

		3,395,286

Kentucky — 1.4%
City of Hazard Kentucky, Refunding RB, 3.00%, 07/01/46	2,500	1,592,438
City of Henderson Kentucky, RB(b)
AMT, 4.45%, 01/01/42	2,540	2,302,675
Series A, AMT, 4.70%, 01/01/52	2,435	2,168,652
Series B, AMT, 4.70%, 01/01/52	6,000	5,343,702
Kentucky Economic Development Finance Authority, Refunding RB, CAB, Series B, (NPFGC), 0.00%, 10/01/24(c)	250	238,905
Kentucky Public Energy Authority, RB, Series C,
4.00%, 02/01/50(a)	9,000	8,670,393

		20,316,765

Louisiana(b) — 0.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 07/01/54	1,990	1,468,019
Louisiana Public Facilities Authority, RB
Series A, 5.00%, 06/01/41	990	780,755
Series A, 5.25%, 06/01/51	1,830	1,386,285
Series A, 5.25%, 06/01/60	3,385	2,466,913
Series A, 6.50%, 06/01/62	855	754,876
Parish of St. James Louisiana, RB, Series 2, 6.35%, 07/01/40	3,160	3,291,810

		10,148,658

Maine — 0.2%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(b)	4,600	2,791,846

Maryland — 1.9%
City of Baltimore Maryland, RB
4.88%, 06/01/42	260	228,978
5.00%, 06/01/51	780	668,755
City of Baltimore Maryland, Refunding RB
5.00%, 09/01/46	1,500	1,267,346
Series A, 4.00%, 09/01/27	325	311,479

5

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Maryland Economic Development Corp., RB
5.00%, 07/01/56	$985	$893,831
Class B, AMT, 5.25%, 06/30/55	4,760	4,454,646
Maryland Economic Development Corp., TA, 4.00%, 09/01/50	4,805	3,648,744
Maryland Health & Higher Educational Facilities Authority, RB
Series A, 7.00%, 03/01/55(b)	8,165	8,236,068
Series B, 4.00%, 04/15/50	10,000	8,180,420
Montgomery County Housing Opportunities Commission, RB, M/F Housing, Series C, 2.85%, 01/01/51	1,855	1,147,538

		29,037,805

Massachusetts — 0.9%
Massachusetts Development Finance Agency, RB, Series D, 4.00%, 07/01/45	715	580,967
Massachusetts Development Finance Agency, Refunding RB(b)
4.00%, 10/01/32	355	308,342
4.13%, 10/01/42	855	668,125
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	11,915	11,702,270

		13,259,704

Michigan — 0.2%
Advanced Technology Academy, Refunding RB
3.50%, 11/01/24	65	63,970
5.00%, 11/01/44	160	136,604
Grand Traverse County Hospital Finance Authority, Refunding RB, 3.00%, 07/01/51	2,000	1,208,054
Michigan Strategic Fund, RB
5.00%, 11/15/42	280	242,256
AMT, 5.00%, 12/31/43	2,030	1,888,180

		3,539,064

Minnesota — 0.8%
City of Cologne Minnesota, RB, Series A, 5.00%, 07/01/45	2,065	1,668,539
City of Minneapolis Minnesota, RB
Series A, 5.00%, 07/01/55	1,405	1,010,810
Series A, 5.75%, 07/01/55	3,435	3,113,202
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	1,925	1,617,296
Series A, 5.25%, 02/15/53	1,060	1,047,139
Series A, 5.25%, 02/15/58	2,790	2,742,880

		11,199,866

Mississippi — 0.3%
Mississippi Home Corp., Refunding RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 2.10%, 12/01/41	8,025	4,971,022

Missouri — 0.5%
Industrial Development Authority of the City of St Louis Missouri, Refunding RB
Series A, 4.38%, 11/15/35	1,020	760,938
Series A, 4.75%, 11/15/47	1,135	774,650
Kansas City Industrial Development Authority, RB, Series C, 7.50%, 11/15/46	425	316,893

Security	Par (000)	Value

Missouri (continued)
Kansas City Industrial Development Authority, Refunding RB
Class B, 5.00%, 11/15/46	$772	$549,250
Class D, 2.00%, 11/15/46	345	14,947
Kansas City Land Clearance Redevelopment Authority, TA(b)
Series B, 4.38%, 02/01/31	3,105	2,626,864
Series B, 5.00%, 02/01/40	1,240	964,228
Plaza at Noah’s Ark Community Improvement District, Refunding RB
3.00%, 05/01/25	350	338,048
3.00%, 05/01/26	275	259,849
3.00%, 05/01/30	225	197,725
3.13%, 05/01/35	750	590,051

		7,393,443

Nebraska — 0.6%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	9,315	9,272,058

Nevada — 0.2%
City of Las Vegas Nevada Special Improvement District No. 815, SAB, 5.00%, 12/01/49	805	712,029
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	1,490	1,437,867
5.00%, 07/01/45	1,460	1,356,674

		3,506,570

New Hampshire — 0.5%
New Hampshire Business Finance Authority, RB
Series A, 4.13%, 08/15/40	1,435	1,127,204
Series A, 4.25%, 08/15/46	1,610	1,193,435
Series A, 4.50%, 08/15/55	3,350	2,447,041
New Hampshire Business Finance Authority, Refunding RB, Series C, AMT, 4.88%, 11/01/42(b)	2,515	2,120,329

		6,888,009

New Jersey — 1.9%
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24(i)	480	479,842
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(e)	2,060	2,210,467
5.00%, 06/15/43	3,490	3,521,717
6.00%, 10/01/43	970	970,517
Series A, 5.00%, 07/01/32	235	226,128
Series A, 5.00%, 07/01/37	375	351,568
Series A, 5.25%, 11/01/54(b)	3,955	3,115,939
Series B, AMT, 6.50%, 04/01/31	2,215	2,211,190
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	8,160	7,092,737
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 3.25%, 12/01/51	1,700	1,044,213
New Jersey Transportation Trust Fund Authority, RB
Series AA, 4.00%, 06/15/50	3,000	2,590,521
Series S, 5.25%, 06/15/43	4,095	4,183,399

		27,998,238

New York — 8.5%
Albany Capital Resource Corp., Refunding RB,
4.00%, 07/01/41	3,750	2,251,159

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Build NYC Resource Corp., RB, Series A, 5.00%, 07/01/32	$2,255	$2,050,073
Build NYC Resource Corp., Refunding RB, AMT,
5.00%, 01/01/35(b)	1,215	1,222,245
City of New York, GO, Series A-1, 4.00%, 09/01/46	3,825	3,393,525
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	585	420,927
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.00%, 11/15/50	340	329,435
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.15%, 11/01/39	3,105	2,835,533
Series C-1A, 4.20%, 11/01/44	3,190	2,846,131
Series C-1A, 4.30%, 11/01/47	4,655	3,957,974
New York City Industrial Development Agency, Refunding RB, Series A, (AGM), 3.00%, 01/01/40	605	465,950
New York Liberty Development Corp., Refunding RB
3.25%, 09/15/52	4,045	2,748,695
Series 1, 2.75%, 02/15/44	14,320	10,048,888
Series A, 3.00%, 11/15/51	1,300	858,091
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/55	3,425	2,955,395
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/48	3,700	3,223,943
Series A, 3.00%, 03/15/51	4,200	2,733,734
Series D, 4.00%, 02/15/47	22,925	20,227,576
New York State Housing Finance Agency, RB, M/F Housing, Series J-1, (SONYMA), 2.65%, 11/01/46	3,935	2,503,793
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/46	3,000	2,658,969
Series A, 4.00%, 03/15/49	4,955	4,286,412
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/49	5,725	4,952,514
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/35	10,000	9,971,180
AMT, 4.00%, 01/01/36	5,000	4,436,780
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	3,845	3,807,915
AMT, 4.00%, 04/30/53	3,365	2,602,474
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	3,665	3,589,567
New York Transportation Development Corp., Refunding RB, 4.00%, 12/01/40	3,000	2,628,705
Niagara Area Development Corp., Refunding RB,
Series A, AMT, 4.75%, 11/01/42(b)	530	441,220
Port Authority of New York & New Jersey, Refunding ARB, Series 223, AMT, 4.00%, 07/15/61	15,000	11,758,455
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing, Series 239, (SONYMA), 2.60%, 10/01/44	4,040	2,610,967
Westchester County Local Development Corp., Refunding RB
5.00%, 07/01/41(b)	3,300	2,711,788
5.00%, 07/01/46(b)	2,205	1,721,170
Series A, 5.13%, 07/01/55	1,100	792,761

Security	Par (000)	Value

New York (continued)
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	$685	$618,742
Sub-Series C, 5.13%, 06/01/51	2,000	1,857,134

		126,519,820

North Dakota — 0.4%
City of Grand Forks North Dakota, RB, Series B, (AGM), 5.00%, 12/01/48	1,765	1,742,849
County of Cass North Dakota, Refunding RB,
Series B, 5.25%, 02/15/58	1,785	1,769,014
University of North Dakota, COP, Series A, (AGM),
2.50%, 06/01/54	6,200	3,171,126

		6,682,989

Ohio — 3.5%
American Municipal Power, Inc., Refunding RB,
4.00%, 02/15/37	2,750	2,562,370
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	23,550	20,281,731
Cleveland-Cuyahoga County Port Authority, Refunding TA(b)
Series A, 4.00%, 12/01/55	925	704,363
Series S, 4.50%, 12/01/55	1,190	896,769
County of Hamilton Ohio, Refunding RB, Series C,
5.00%, 01/01/46	1,435	1,216,543
County of Hardin Ohio, Refunding RB
5.00%, 05/01/30	620	569,872
5.25%, 05/01/40	615	513,627
5.50%, 05/01/50	2,895	2,273,374
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)	4,990	4,211,036
Jefferson County Port Authority, RB, AMT, 3.50%, 12/01/51(b)	4,125	2,609,533
Ohio Air Quality Development Authority, RB, AMT,
5.00%, 07/01/49(b)	9,700	8,131,607
Ohio Higher Educational Facility Commission, Refunding RB, 4.00%, 10/01/47	3,500	2,716,938
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	1,100	844,966
Southern Ohio Port Authority, RB, Series A, AMT,
7.00%, 12/01/42(b)	5,980	4,068,828

		51,601,557

Oklahoma — 1.8%
Norman Regional Hospital Authority, RB, 4.00%, 09/01/45	3,565	2,715,696
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(b)	14,390	14,201,448
Series A-2, 7.25%, 09/01/51(b)	1,920	1,894,842
Series B, 5.00%, 08/15/38	4,585	4,188,200
Series B, 5.50%, 08/15/52	2,415	2,160,766
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	1,165	987,869
Tulsa County Industrial Authority, Refunding RB,
5.25%, 11/15/37	1,050	1,003,704

		27,152,525

7

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oregon(b) — 0.1%
Oregon State Facilities Authority, RB
Series A, 5.00%, 06/15/49	$915		$731,482
Series A, 5.25%, 06/15/55	505		408,518

			1,140,000

Pennsylvania — 1.9%
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	475		336,857
East Hempfield Township Industrial Development Authority, RB, 5.00%, 07/01/24(e)	2,750		2,772,654
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	880		707,446
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 12/01/46	1,470		1,319,462
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	905		895,840
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 4.00%, 04/15/50	11,000		9,150,845
AMT, 5.75%, 06/30/48	2,890		2,993,231
AMT, 5.25%, 06/30/53	4,830		4,685,829
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	5,390		5,186,199

			28,048,363

Puerto Rico — 12.1%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	135,505		7,323,097
Children’s Trust Fund, Refunding RB, Series B, 0.00%, 05/15/55(c)	2,000		210,862
Commonwealth of Puerto Rico, GO
0.00%, 11/01/51(a)	80,172		37,405,752
Series A-1, 0.00%, 11/01/43(a)	14,814		7,666,867
Series A-1, Restructured, 5.38%, 07/01/25	—	(j)	3
Series A-1, Restructured, 5.63%, 07/01/29	11,002		11,360,486
Series A-1, Restructured, 5.75%, 07/01/31	5,352		5,587,078
Series A-1, Restructured, 4.00%, 07/01/33	1,849		1,655,519
Series A-1, Restructured, 4.00%, 07/01/35	2,010		1,744,997
Series A-1, Restructured, 4.00%, 07/01/37	4,281		3,609,563
Series A-1, Restructured, 4.00%, 07/01/41	4,939		3,976,743
Series A-1, Restructured, 4.00%, 07/01/46	2,017		1,551,442
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	5,283		3,072,154
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)	24,672		3,913,095
PRIFA Custodial Trust, RB, Series 2005, 0.00%, 03/15/49	3,300		985,951
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, AMT, 4.00%, 07/01/42(b)	1,075		884,557
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Series B, 4.00%, 07/01/42(b)	5,000		4,114,220
Puerto Rico Electric Power Authority, RB
7.50%, 01/01/20	4,430		1,112,786
Series 3, 5.40%, 01/01/20(a)(g)(h)	208		52,168
Series A, 7.25%, 07/01/30	250		62,799
Series A, 7.00%, 07/01/33(g)(h)	8,735		2,194,206
Series A, 7.00%, 07/01/40	1,000		251,197
Series A, 5.00%, 07/01/42(g)(h)	1,605		403,171
Series A, 5.05%, 07/01/42(g)(h)	1,080		271,293

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series A, 7.00%, 07/01/43(g)(h)	$775	$194,678
Series A-1, 10.00%, 07/01/19	230	57,829
Series A-2, 10.00%, 07/01/19(g)(h)	1,161	291,747
Series A-3, 10.00%, 07/01/19(g)(h)	748	187,812
Series B-3, 10.00%, 07/01/19(g)(h)	748	187,812
Series C-1, 5.40%, 01/01/18(g)(h)	2,054	516,003
Series C-2, 5.40%, 07/01/18(g)(h)	2,054	516,086
Series C-4, 5.40%, 07/01/20(g)(h)	208	52,168
Series CCC, 5.00%, 07/01/22	715	179,606
Series CCC, 5.00%, 07/01/25	620	155,742
Series CCC, 5.25%, 07/01/26(g)(h)	590	148,206
Series CCC, 5.25%, 07/01/28(g)(h)	1,945	488,578
Series D-1, 7.50%, 01/01/20(g)(h)	2,332	585,849
Series D-4, 7.50%, 07/01/20	709	178,163
Series TT, 5.00%, 07/01/18(g)(h)	900	226,077
Series TT, 5.00%, 07/01/25(g)(h)	3,270	821,414
Series TT, 5.00%, 07/01/26(g)(h)	455	114,295
Series WW, 5.50%, 07/01/17(g)(h)	475	119,319
Series WW, 5.50%, 07/01/18(g)(h)	415	104,247
Series WW, 5.50%, 07/01/19(g)(h)	335	84,151
Series WW, 5.38%, 07/01/22(g)(h)	4,500	1,130,386
Series WW, 5.38%, 07/01/24(g)(h)	815	204,726
Series WW, 5.25%, 07/01/25	1,940	487,322
Series WW, 5.25%, 07/01/33(g)(h)	315	79,127
Series WW, 5.50%, 07/01/38(g)(h)	415	104,247
Series XX, 5.25%, 07/01/27(g)(h)	230	57,775
Series XX, 5.25%, 07/01/35(g)(h)	705	177,094
Series XX, 5.75%, 07/01/36(g)(h)	2,870	720,935
Series XX, 5.25%, 07/01/40(g)(h)	8,385	2,106,287
Series A, AMT, 6.75%, 07/01/36(g)(h)	5,830	1,464,478
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(g)(h)	765	192,166
Series AAA, 5.25%, 07/01/25	3,560	894,261
Series AAA, 5.25%, 07/01/28(g)(h)	3,655	918,125
Series AAA, 5.25%, 07/01/29(g)(h)	190	47,727
Series UU, 0.00%, 07/01/17(a)(g)(h)	2,660	668,184
Series UU, 0.00%, 07/01/18(a)(g)(h)	125	31,400
Series UU, 1.32%, 07/01/20(a)(g)(h)	1,135	285,109
Series UU, 4.41%, 07/01/31(a)(g)(h)	1,345	337,860
Series ZZ, 5.00%, 07/01/17(g)(h)	330	82,895
Series ZZ, 5.25%, 07/01/19(g)(h)	1,050	263,757
Series ZZ, 5.25%, 07/01/23(g)(h)	370	92,943
Series ZZ, 5.25%, 07/01/24(g)(h)	5,050	1,268,545
Series ZZ, 5.25%, 07/01/25	265	66,567
Series ZZ, 5.00%, 07/01/28(g)(h)	345	86,663
Puerto Rico Highway & Transportation Authority, RB, CAB, Series B, Restructured, 0.00%, 07/01/32(c)	16,401	10,553,884
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Convertible, Restructured, 4.33%, 07/01/40	10,453	9,315,661
Series A-2, Restructured, 4.54%, 07/01/53	1,564	1,311,319
Series A-2, Restructured, 4.78%, 07/01/58	7,333	6,361,018
Series A-2, Restructured, 4.33%, 07/01/40	14,090	12,573,071
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	2,914	2,245,237
Series A-1, Restructured, 0.00%, 07/01/33	2,574	1,629,013

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c) (continued)
Series A-1, Restructured, 0.00%, 07/01/46	$58,822	$15,200,193
Series A-1, Restructured, 0.00%, 07/01/51	18,000	3,334,680
Series B-1, Restructured, 0.00%, 07/01/46	2,066	515,787

		179,428,230

South Carolina — 0.7%
City of Hardeeville South Carolina, SAB(b)
3.00%, 05/01/27	300	281,411
3.50%, 05/01/32	670	573,542
3.88%, 05/01/41	1,195	936,519
4.00%, 05/01/52	1,155	815,416
County of Dorchester South Carolina, SAB, 6.00%, 10/01/51(b)	2,240	2,065,441
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(b)	1,935	1,646,076
Series A, 5.00%, 11/15/42	585	503,202
South Carolina Jobs-Economic Development Authority, Refunding RB
4.00%, 11/15/27	480	447,140
Series A, 5.00%, 05/01/48	3,315	3,108,210

		10,376,957

Tennessee — 1.9%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	410	335,772
Franklin Health & Educational Facilities Board, Refunding RB, Series A, 7.50%, 06/01/47(b)(g)(h)	4,060	974,400
Knox County Health Educational & Housing Facility Board, Refunding RB, 5.00%, 04/01/36	560	552,497
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
Series A, 4.00%, 10/01/49	1,635	1,151,686
Series A, 5.25%, 10/01/58	7,565	6,477,985
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB,
4.00%, 06/01/51(b)	2,350	1,663,276
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(c)	4,000	1,328,496
Metropolitan Nashville Airport Authority, ARB,
Series B, AMT, 5.25%, 07/01/34	1,250	1,309,942
Nashville Metropolitan Development & Housing Agency, TA, 5.13%, 06/01/36(b)	500	489,692
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	7,435	7,663,552
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	6,360	6,346,383

		28,293,681

Texas — 6.5%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)	2,340	1,458,693
Arlington Higher Education Finance Corp., RB
5.00%, 06/15/51	2,045	1,614,601
5.63%, 08/15/54(b)	6,260	5,286,464
7.50%, 04/01/62(b)	1,970	1,769,436
7.88%, 11/01/62(b)	1,670	1,614,579
Series A, 5.88%, 03/01/24	120	118,883

Security	Par (000)	Value

Texas (continued)
Brazoria County Industrial Development Corp., RB, AMT, 7.00%, 03/01/39	$1,610	$1,353,530
Central Texas Regional Mobility Authority, Refunding RB(c)
0.00%, 01/01/28	3,000	2,497,527
0.00%, 01/01/29	500	397,604
0.00%, 01/01/30	1,330	1,009,183
0.00%, 01/01/31	4,000	2,896,960
City of Crandall Texas, SAB(b)
3.38%, 09/15/26	100	95,862
4.00%, 09/15/31	200	180,020
4.75%, 09/15/31	100	94,010
4.25%, 09/15/41	770	605,232
5.00%, 09/15/41	500	429,175
City of Houston Texas Airport System Revenue, ARB
AMT, 5.00%, 07/15/28	2,725	2,698,687
AMT, 4.00%, 07/01/41	3,600	3,030,073
Series A, AMT, 6.63%, 07/15/38	1,110	1,110,317
Series B-1, AMT, 5.00%, 07/15/35	5,000	4,804,665
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	615	609,118
City of Houston Texas Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/15/27	3,925	3,892,199
City of Marble Falls Texas, SAB(b)
4.63%, 09/01/31	100	93,444
4.88%, 09/01/41	295	249,386
5.13%, 09/01/51	500	401,795
City of San Marcos Texas, SAB(b)
3.75%, 09/01/27	228	220,697
4.00%, 09/01/32	237	215,976
4.25%, 09/01/42	750	611,335
4.50%, 09/01/51	520	404,075
Fort Worth Independent School District, GO, (PSF),
4.00%, 02/15/48	1,370	1,228,519
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 01/01/38	510	425,637
Series A, 5.00%, 01/01/43	520	410,309
Series A, 5.13%, 01/01/48	1,535	1,170,204
Harris County-Houston Sports Authority, Refunding RB, Series G, Senior Lien, (NPFGC), 0.00%, 11/15/41(c)	350	116,090
Hemphill County Hospital District, GO
4.63%, 02/01/39	1,500	1,294,158
4.75%, 02/01/45	2,500	2,057,202
Hidalgo County Regional Mobility Authority, Refunding RB
Series B, Junior Lien, 4.00%, 12/01/39	1,000	851,491
Series B, Junior Lien, 4.00%, 12/01/40	1,040	877,512
Series B, Junior Lien, 4.00%, 12/01/41	1,000	834,236
Houston Higher Education Finance Corp., RB, 4.00%, 10/01/51	1,400	1,030,397
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	1,385	1,315,217
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 07/01/57	3,000	2,290,155
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	5,000	4,153,335
New Hope Higher Education Finance Corp., RB,
Series A, 5.75%, 06/15/51(b)	5,580	4,536,858

9

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	$375	$360,087
Series A, 5.75%, 08/15/45	735	681,211
Port Beaumont Navigation District, RB(b)
AMT, 2.75%, 01/01/36	2,620	1,769,598
AMT, 2.88%, 01/01/41	4,100	2,456,499
AMT, 3.00%, 01/01/50	23,435	12,421,183
Port Beaumont Navigation District, Refunding RB(b)
Series A, AMT, 3.63%, 01/01/35	3,725	2,833,369
Series A, AMT, 4.00%, 01/01/50	8,435	5,532,348
San Antonio Education Facilities Corp., RB
Series A, 5.00%, 10/01/41	645	506,964
Series A, 5.00%, 10/01/51	885	626,647
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/31	1,500	1,478,278
Texas Transportation Commission State Highway 249 System, RB, CAB(c)
0.00%, 08/01/46	2,580	662,627
0.00%, 08/01/47	3,850	928,874
0.00%, 08/01/48	4,070	921,448
0.00%, 08/01/49	3,825	813,352
0.00%, 08/01/50	5,485	1,100,960
0.00%, 08/01/51	3,230	612,534
0.00%, 08/01/52	3,230	579,472
0.00%, 08/01/53	290	57,447

		96,697,744

Utah — 0.1%
County of Utah, RB, Series A, 3.00%, 05/15/50	940	638,552
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(b)	1,320	1,023,978

		1,662,530

Vermont — 0.6%
East Central Vermont Telecommunications District, RB(b)
Series A, 4.75%, 12/01/40	2,850	2,367,259
Series A, 4.50%, 12/01/44	3,695	2,828,208
Series A, 4.50%, 12/01/50	3,000	2,163,693
Vermont Student Assistance Corp., RB, Class A, AMT, 2.38%, 06/15/39	1,915	1,499,577

		8,858,737

Virginia — 1.9%
Ballston Quarter Community Development Authority, TA, Series A, AMT, 5.50%, 03/01/46(g)(h)	2,900	1,973,946
Hampton Roads Transportation Accountability Commission, RB
Series A, Senior Lien, 4.00%, 07/01/50	1,545	1,332,559
Series A, Senior Lien, 4.00%, 07/01/55	9,770	8,310,372
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/40(b)	1,790	1,285,761
Henrico County Economic Development Authority, Refunding RB, 4.00%, 10/01/50	1,250	951,534
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	460	435,886
5.00%, 03/01/45	475	416,175
Norfolk Economic Development Authority, Refunding RB, Series B, 4.00%, 11/01/48	10,745	9,304,536

Security	Par (000)	Value

Virginia (continued)
Norfolk Redevelopment & Housing Authority, RB
Series A, 5.00%, 01/01/49	$1,250	$930,435
Series B, 4.00%, 01/01/25	910	884,304
Virginia Beach Development Authority, Refunding RB, 4.00%, 09/01/48	2,885	1,969,393

		27,794,901

Washington — 0.6%
Washington Economic Development Finance Authority, RB, Series A, AMT, 5.63%, 12/01/40(b)	3,470	3,239,908
Washington State Housing Finance Commission, RB, Series A, 5.00%, 07/01/50(b)	1,240	1,043,358
Washington State Housing Finance Commission, Refunding RB
5.75%, 01/01/35(b)	355	316,271
5.00%, 01/01/43(b)	2,000	1,546,048
6.00%, 01/01/45(b)	940	795,249
Series A, 5.00%, 07/01/43	920	871,442
Series A, 5.00%, 07/01/48	620	571,256

		8,383,532

Wisconsin — 4.5%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	530	381,189
AMT, 4.25%, 07/01/54	3,690	2,389,559
Public Finance Authority, RB
5.00%, 06/15/39	310	285,218
5.00%, 06/15/41(b)	925	791,203
5.00%, 01/01/42(b)	1,555	1,331,554
7.75%, 07/01/43(b)	9,100	8,637,884
5.63%, 06/15/49(b)	5,950	4,672,874
5.00%, 06/15/53	645	569,597
5.00%, 06/15/55(b)	2,405	1,910,607
5.00%, 01/01/56(b)	3,790	3,000,509
Series A, 4.25%, 06/15/31(b)	170	147,508
Series A, 6.25%, 10/01/31(b)	910	655,200
Series A, 5.00%, 06/01/40(b)	750	626,512
Series A, 5.00%, 06/15/41(b)	510	407,898
Series A, 6.85%, 11/01/46(b)(g)(h)	1,325	861,250
Series A, 7.00%, 11/01/46(b)(g)(h)	805	523,250
Series A, 5.38%, 07/15/47(b)	1,595	1,407,993
Series A, 7.00%, 10/01/47(b)	910	655,200
Series A, 5.00%, 06/01/49(b)	1,340	1,046,381
Series A, 5.63%, 06/15/49(b)	7,940	6,626,835
Series A, 5.00%, 06/15/51(b)	1,060	781,788
Series A, 5.25%, 12/01/51(b)	5,280	3,669,141
Series A, 5.00%, 06/15/55(b)	11,540	8,067,914
Series A, 4.75%, 06/15/56(b)	2,405	1,581,042
Series A-1, 4.50%, 01/01/35(b)	885	756,649
Series A-1, 5.50%, 12/01/48(b)(g)(h)	38	8,436
Series B, 0.00%, 01/01/35(b)(c)	1,110	492,890
Series B, 0.00%, 01/01/60(b)(c)	31,635	1,755,964
AMT, 4.00%, 09/30/51	4,000	2,948,256
AMT, 4.00%, 03/31/56	3,370	2,425,662
Public Finance Authority, Refunding RB(b)
5.00%, 05/15/32	980	918,654
5.00%, 03/01/52	1,300	982,914
5.25%, 05/15/52	1,135	942,333
Series A, 5.00%, 10/01/34	280	267,676

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB
4.00%, 01/01/47	$3,900	$2,561,711
4.00%, 01/01/57	1,050	622,884
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.70%, 07/01/47	740	677,737

		66,389,872

Total Long-Term Investments — 93.7% (Cost: $1,644,514,633)		1,392,552,663

	Shares

Short-Term Securities

Money Market Funds — 4.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.95%(k)(l)	68,430,627	68,430,627

Total Short-Term Securities — 4.6% (Cost: $68,423,797)		68,430,627

Total Investments — 98.3% (Cost: $1,712,938,430)		1,460,983,290

Other Assets Less Liabilities — 1.7%		25,734,419

Net Assets — 100.0%		$1,486,717,709

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(j)	Rounds to less than 1,000.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$79,899,513	$—	$(11,468,856	)(a)	$2,349	$(2,379)	$68,430,627	68,430,627	$516,137	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or

11

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock High Yield Municipal Fund

Fair Value Hierarchy as of Period End (continued)

funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,389,367,364	$3,185,299	$1,392,552,663
Short-Term Securities
Money Market Funds	68,430,627	—	—	68,430,627
Unfunded Commitments(a)	—	—	9,148,935	9,148,935

	$68,430,627	$1,389,367,364	$12,334,234	$1,470,132,225

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	12